Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Columbia Capital Allocation Moderate Conservative Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 14,451	$ 13,243	$ 12,350	$ 13,555	$ 12,974	$ 11,958	$ 10,820	$ 11,111	$ 9,939	$ 9,163	$ 9,425
Columbia Capital Allocation Moderate Conservative Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 14,219	13,134	12,338	13,645	13,163	12,221	11,145	11,518	10,384	9,644	10,000
Columbia Capital Allocation Moderate Conservative Portfolio - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 15,716	14,369	13,361	14,638	13,977	12,844	11,596	11,872	10,597	9,744	10,000
Columbia Capital Allocation Moderate Conservative Portfolio - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,956	13,742	12,849	14,137	13,567	12,538	11,374	11,699	10,492	9,707	10,000
Columbia Capital Allocation Moderate Aggressive Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 19,018	16,541	14,833	16,468	15,092	13,369	11,777	12,460	10,308	9,102	9,425
Columbia Capital Allocation Moderate Aggressive Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 18,732	16,406	14,826	16,578	15,299	13,655	12,132	12,923	10,777	9,592	10,000
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 20,677	17,932	16,049	17,763	16,247	14,351	12,618	13,306	10,985	9,674	10,000
Columbia Capital Allocation Moderate Aggressive Portfolio - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 20,891	18,108	16,185	17,900	16,346	14,431	12,673	13,360	11,018	9,691	10,000
Columbia Capital Allocation Moderate Aggressive Portfolio - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 19,690	17,166	15,429	17,162	15,768	14,001	12,374	13,116	10,883	9,633	10,000
Columbia Capital Allocation Moderate Aggressive Portfolio - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 20,193	17,551	15,738	17,473	16,013	14,185	12,496	13,221	10,937	9,658	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 34,596	27,388	22,987	25,052	21,088	17,503	14,522	14,858	11,871	9,752	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index
Account Value	$ 16,421	15,042	13,975	15,004	14,459	13,179	11,723	11,734	10,657	9,844	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)
Account Value	$ 21,886	18,960	17,000	18,327	16,845	14,697	12,765	13,059	11,082	9,662	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 34,596	$ 27,388	$ 22,987	$ 25,052	$ 21,088	$ 17,503	$ 14,522	$ 14,858	$ 11,871	$ 9,752	$ 10,000